October 6, 2023	Chicago New York Washington, DC London San Francisco Los Angeles Singapore Dallas Miami vedderprice.com Renee M. Hardt Shareholder +1 312 609 7616 rhardt@vedderprice.com

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	The Oberweis Funds (the “Fund)
Post-Effective Amendment No. 74 under the
Securities Act of 1933 and Amendment No. 76 under the
Investment Company Act of 1940
File Nos. 33-09093 and 811-04854

To the Commission:

The Fund is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) the Fund’s Post-Effective Amendment No. 74 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 76 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act. The purpose of this Amendment is to add a new class of shares (Institutional Class) to the Oberweis International Opportunities Fund. This Amendment is intended to become effective on December 22, 2023.

For your reference, a Registration Statement on Form N-14 relating to the issuance of such Institutional Class shares will be filed shortly after the Amendment filing.

If you have any questions or comments concerning this filing, please contact me at (312) 609-7616.

Very truly yours,

/s/ Renee M. Hardt
Renee M. Hardt

RMH/ser

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

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